Borrowings and Lines of Credit (Long-Term Debt) (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Document Fiscal Year Focus		2019	2019
Proceeds from Issuance of Debt					$ 11,000
Project financing obligations	[1]		$ 309		287
Total principal long-term debt			41,599		44,416
Other debt (including capitalized leases)			331		287
Other (fair market value adjustments, discounts and debt issuance costs)			(315)		(348)
Total long-term debt			41,284		44,068
Less: current portion			3,496		2,876
Long-term debt, net of current portion			37,788		41,192
Long Term Debt Maturities Repayments Of Principal In Next Twelve Months			3,496
Long Term Debt Maturities Repayments Of Principal In Year Two			4,142
Long Term Debt Maturities Repayments Of Principal In Year Three			3,919
Long Term Debt Maturities Repayments Of Principal In Year Four			3,501
Long Term Debt Maturities Repayments Of Principal In Year Five			2,592
Long Term Debt Maturities Repayments Of Principal After Year Five			23,949
LIBOR plus 0.350% floating rate notes due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]		$ 0		350
Debt Instrument, Interest Rate, Stated Percentage			0.35%
Debt Instrument, Maturity Year Date		Libor plus 0.350% floating rate notes due 2019 3	Libor plus 0.350% floating rate notes due 2019 3
Repayment of Debt, Date		Nov. 01, 2019	Nov. 01, 2019
Notes 1.500% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 0		650
Debt Instrument, Interest Rate, Stated Percentage			1.50%
Debt Instrument, Maturity Year Date		2019	2019
Repayment of Debt, Date		Nov. 01, 2019	Nov. 01, 2019
Notes 1.950% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]		$ 0		300
Debt Instrument, Interest Rate, Stated Percentage			1.95%
Debt Instrument, Maturity Year Date		2019	2019
Repayment of Debt, Date		Jul. 15, 2019	Jul. 15, 2019
EURIBOR plus 0.15% floating rate notes due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[5]		$ 0		858
Debt Instrument, Interest Rate, Stated Percentage			0.15%
Debt Instrument, Maturity Year Date		2019	2019
Repayment of Debt, Date		Nov. 13, 2019	Nov. 13, 2019
Notes 5.250% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]		$ 0		300
Debt Instrument, Interest Rate, Stated Percentage			5.25%
Debt Instrument, Maturity Year Date		2019	2019
Repayment of Debt, Date		Jul. 15, 2019	Jul. 15, 2019
Notes 8.875% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount			$ 0		271
Debt Instrument, Interest Rate, Stated Percentage			8.875%
Debt Instrument, Maturity Year Date		2019	2019
Repayment of Debt, Date		Nov. 15, 2019	Nov. 15, 2019
Notes 4.875% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 171		171
Debt Instrument, Interest Rate, Stated Percentage			4.875%
Debt Instrument, Maturity Year Date		2020	2020
Notes 4.500% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 1,250		1,250
Debt Instrument, Interest Rate, Stated Percentage			4.50%
Debt Instrument, Maturity Year Date		2020	2020
Notes 1.900% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 1,000		1,000
Debt Instrument, Interest Rate, Stated Percentage			1.90%
Debt Instrument, Maturity Year Date		2020	2020
EURIBOR plus 0.20% floating rate notes due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		May 18, 2018	May 18, 2018
Proceeds from Issuance of Debt | €	[6]	€ 750
Debt Instrument, Carrying Amount	[5]		$ 831		858
Debt Instrument, Interest Rate, Stated Percentage			0.20%
Debt Instrument, Maturity Year Date		2020	2020
Notes 8.750% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount			$ 250		250
Debt Instrument, Interest Rate, Stated Percentage			8.75%
Debt Instrument, Maturity Year Date		2021	2021
Notes 3.100% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]		$ 250		250
Debt Instrument, Interest Rate, Stated Percentage			3.10%
Debt Instrument, Maturity Year Date		2021	2021
Notes 3.350% due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[7]		$ 1,000
Debt Instrument, Carrying Amount	[3]		$ 1,000		1,000
Debt Instrument, Interest Rate, Stated Percentage			3.35%
Debt Instrument, Maturity Year Date		2021	2021
LIBOR plus 0.650% floating rate notes due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[7]		$ 750
Debt Instrument, Carrying Amount	[3]		$ 750	[2]	750	[8]
Debt Instrument, Interest Rate, Stated Percentage			0.65%
Debt Instrument, Maturity Year Date		2021	2021
Notes 1.950% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 750		750
Debt Instrument, Interest Rate, Stated Percentage			1.95%
Debt Instrument, Maturity Year Date		2021	2021
Notes 1.125% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 1,053		1,088
Debt Instrument, Interest Rate, Stated Percentage			1.125%
Debt Instrument, Maturity Year Date		2021	2021
Notes 2.300% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 500		500
Debt Instrument, Interest Rate, Stated Percentage			2.30%
Debt Instrument, Maturity Year Date		2022	2022
Notes 2.800% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]		$ 1,100		1,100
Debt Instrument, Interest Rate, Stated Percentage			2.80%
Debt Instrument, Maturity Year Date		2022	2022
Notes 3.100% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 2,300		2,300
Debt Instrument, Interest Rate, Stated Percentage			3.10%
Debt Instrument, Maturity Year Date		2022	2022
Notes 1.250% due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 831		858
Debt Instrument, Interest Rate, Stated Percentage			1.25%
Debt Instrument, Maturity Year Date		2023	2023
Notes 3.650% Due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[7]		$ 2,250
Debt Instrument, Carrying Amount	[3]		$ 2,250		2,250
Debt Instrument, Interest Rate, Stated Percentage			3.65%
Debt Instrument, Maturity Year Date		2023	2023
Notes 3.700% Due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]		$ 400		400
Debt Instrument, Interest Rate, Stated Percentage			3.70%
Debt Instrument, Maturity Year Date		2023	2023
Notes 2.800% Due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 800		800
Debt Instrument, Interest Rate, Stated Percentage			2.80%
Debt Instrument, Maturity Year Date		2024	2024
Notes 3.200% Due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount			$ 950	[4]	950
Debt Instrument, Interest Rate, Stated Percentage			3.20%
Debt Instrument, Maturity Year Date		2024	2024
Notes 1.150% Due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		May 18, 2018	May 18, 2018
Proceeds from Issuance of Debt | €	[6]	€ 750
Debt Instrument, Carrying Amount	[3]		$ 831		858
Debt Instrument, Interest Rate, Stated Percentage			1.15%
Debt Instrument, Maturity Year Date		2024	2024
Notes 3.950% Due 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[7]		$ 1,500
Debt Instrument, Carrying Amount	[3]		$ 1,500		1,500
Debt Instrument, Interest Rate, Stated Percentage			3.95%
Debt Instrument, Maturity Year Date		2025	2025
Notes 1.875% Due 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 554		573
Debt Instrument, Interest Rate, Stated Percentage			1.875%
Debt Instrument, Maturity Year Date		2026	2026
Notes 2.650% Due 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 1,150		1,150
Debt Instrument, Interest Rate, Stated Percentage			2.65%
Debt Instrument, Maturity Year Date		2026	2026
Notes 3.125% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 1,100		1,100
Debt Instrument, Interest Rate, Stated Percentage			3.125%
Debt Instrument, Maturity Year Date		2027	2027
Notes 3.500% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]		$ 1,300		1,300
Debt Instrument, Interest Rate, Stated Percentage			3.50%
Debt Instrument, Maturity Year Date		2027	2027
Notes 7.100% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount			$ 141		141
Debt Instrument, Interest Rate, Stated Percentage			7.10%
Debt Instrument, Maturity Year Date		2027	2027
Notes 6.700% Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount			$ 400		400
Debt Instrument, Interest Rate, Stated Percentage			6.70%
Debt Instrument, Maturity Year Date		2028	2028
Notes 4.125% Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[7]		$ 3,000
Debt Instrument, Carrying Amount	[3]		$ 3,000		3,000
Debt Instrument, Interest Rate, Stated Percentage			4.125%
Debt Instrument, Maturity Year Date		2028	2028
Notes 7.500% Due 2029 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 550		550
Debt Instrument, Interest Rate, Stated Percentage			7.50%
Debt Instrument, Maturity Year Date		2029	2029
Notes 2.150% Due 2030 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		May 18, 2018	May 18, 2018
Proceeds from Issuance of Debt | €	[6]	€ 500
Debt Instrument, Carrying Amount	[3]		$ 554		573
Debt Instrument, Interest Rate, Stated Percentage			2.15%
Debt Instrument, Maturity Year Date		2030	2030
Notes 5.400% Due 2035 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 600		600
Debt Instrument, Interest Rate, Stated Percentage			5.40%
Debt Instrument, Maturity Year Date		2035	2035
Notes 6.050% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 600		600
Debt Instrument, Interest Rate, Stated Percentage			6.05%
Debt Instrument, Maturity Year Date		2036	2036
Notes 6.800% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 134		134
Debt Instrument, Interest Rate, Stated Percentage			6.80%
Debt Instrument, Maturity Year Date		2036	2036
Notes 7.000% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount			$ 159		159
Debt Instrument, Interest Rate, Stated Percentage			7.00%
Debt Instrument, Maturity Year Date		2038	2038
Notes 6.125% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 1,000		1,000
Debt Instrument, Interest Rate, Stated Percentage			6.125%
Debt Instrument, Maturity Year Date		2038	2038
Notes 4.450% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[7]		$ 750
Debt Instrument, Carrying Amount	[3]		$ 750		750
Debt Instrument, Interest Rate, Stated Percentage			4.45%
Debt Instrument, Maturity Year Date		2038	2038
Notes 5.700% Due 2040 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 1,000		1,000
Debt Instrument, Interest Rate, Stated Percentage			5.70%
Debt Instrument, Maturity Year Date		2040	2040
Notes 4.500% Due 2042 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 3,500		3,500
Debt Instrument, Interest Rate, Stated Percentage			4.50%
Debt Instrument, Maturity Year Date		2042	2042
Notes 4.800% Due 2043 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]		$ 400		400
Debt Instrument, Interest Rate, Stated Percentage			4.80%
Debt Instrument, Maturity Year Date		2043	2043
Notes 4.150% Due 2045 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 850		850
Debt Instrument, Interest Rate, Stated Percentage			4.15%
Debt Instrument, Maturity Year Date		2045	2045
Notes 3.750% Due 2046 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 1,100		1,100
Debt Instrument, Interest Rate, Stated Percentage			3.75%
Debt Instrument, Maturity Year Date		2046	2046
Notes 4.050% Due 2047 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]		$ 600		600
Debt Instrument, Interest Rate, Stated Percentage			4.05%
Debt Instrument, Maturity Year Date		2047	2047
Notes 4.350% Due 2047 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]		$ 1,000		1,000
Debt Instrument, Interest Rate, Stated Percentage			4.35%
Debt Instrument, Maturity Year Date		2047	2047
Notes 4.625% Due 2048 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[9]		$ 1,750
Debt Instrument, Carrying Amount	[3]		$ 1,750		$ 1,750
Debt Instrument, Interest Rate, Stated Percentage			4.625%
Debt Instrument, Maturity Year Date		2048	2048

[1]	The project financing obligations included in the table above are associated with the sale of rights to unbilled revenues related to the ongoing activity of an entity owned by Carrier.
[2]	The three-month LIBOR rate as of December 31, 2019 was approximately 1.908%.
[3]	We may redeem these notes at our option pursuant to their terms.
[4]	Rockwell Collins debt which remained outstanding following the Merger.
[5]	The three-month EURIBOR rate as of December 31, 2019 was approximately (0.383)%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.
[6]	3 The net proceeds received from these debt issuances were used for general corporate purposes.
[7]	1 The net proceeds received from these debt issuances were used to partially finance the cash consideration portion of the purchase price for Rockwell Collins and fees, expenses and other amounts related to the acquisition of Rockwell Collins.
[8]	The three-month LIBOR rate as of December 31, 2019 was approximately 1.908%.
[9]	2 The net proceeds from these debt issuances were used to fund the repayment of commercial paper and for other general corporate purposes.